UBS Select Treasury Capital Fund (Prospectus Summary) | UBS Select Treasury Capital Fund
UBS Select Treasury Capital Fund
Investment objective
Maximum current income consistent with liquidity and the preservation of capital.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS Select Treasury Capital Fund
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses		UBS Select Treasury Capital Fund
Management fees		0.20%
Distribution (12b-1) fees		0.25%
Shareholder servicing fee		0.10%
Miscellaneous expenses	[1]	0.06%
Other expenses		0.16%
Total annual fund operating expenses		0.61%
Fee waiver/expense reimbursement	[2]	0.11%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	0.50%
[1]	Expenses are based on estimated amounts.
[2]	The fund and UBS Global Asset Management (Americas) Inc. ("UBS Global AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS Global AM is contractually obligated to waive its management fees and/or reimburse the fund so that the fund's operating expenses through August 31, 2012 (excluding interest expense, if any, and extraordinary items) would not exceed 0.50%. The fund has agreed to repay UBS Global AM for any waived fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the fund's expenses in any of those three years to exceed the expense cap. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's contract with UBS Global AM. Upon termination of the agreement, however, UBS Global AM's three year recoupment rights will survive.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
UBS Select Treasury Capital Fund	51	184

Principal strategies
Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund's direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the investment advisor and administrator for the fund. As investment advisor, UBS
Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in securities issued by the US
Treasury and in related repurchase agreements, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
There is no performance information quoted for the fund as the fund had not yet commenced operations as of the date of this prospectus.

The following bar chart and table give some indication of the risks of an investment in the fund. The bar chart shows the performance of UBS Select
Treasury Investor Fund, a feeder fund in Treasury Master Fund. (Treasury Master
Fund is the master fund in which the fund and UBS Select Treasury Investor Fund both invest). The fund would have similar performance; however, the past performance of UBS Select Treasury Investor Fund does not necessarily indicate how the fund will perform in the future.

The bar chart shows how the performance of UBS Select Treasury Investor Fund has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for UBS Select Treasury Investor Fund.

Total return (2009 was UBS Select Treasury Investor Fund's first full calendar year of operations)

Total return January 1 to June 30, 2011: 0.00% (actual total return was 0.0049%)
Best quarter during years shown: 4th quarter, 2009: 0.00% (actual total return was 0.0037%)
Worst quarter during years shown: 2nd & 3rd quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00% (actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS Select Treasury Capital Fund
Average Annual Returns, 1 Year	0.01%
Average Annual Returns, Since Inception	0.03%
Average Annual Returns, Inception Date	Sep. 18, 2008

[1]	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund, including management fees allocated from Treasury Master Fund. Management fees are comprised of investment advisory and administration fees.